Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.01 per share, including in the form of American depositary shares
Amount Registered | shares	72,111,177
Proposed Maximum Offering Price per Unit	3.07
Maximum Aggregate Offering Price	$ 221,381,313.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,572.76
Offering Note	The ordinary shares, nominal value GBP0.01 per share (the "ordinary shares"), including in the form of American depositary shares ("ADSs") of the Registrant (the "Resale Shares") being registered hereunder are being registered for sale by the Selling Shareholders named in the prospectus to which this registration statement on Form F-1 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering an indeterminate number of additional ordinary shares, including in the form of ADSs, that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions. The amount registered represents (i) 47,411,352 ordinary shares held by UCAM Limited and (ii) 24,699,825 ordinary shares held by Juggernaut Fund, L.P. The proposed maximum offering price per share is estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices (GBP2.39 and GBP2.15, respectively) of the Registrant's ordinary shares as reported on the AIM on May 5, 2026, and converted at the cross rate of GBP1.00 = $1.3539, as reported by Bloomberg at 5:00 p.m., New York City time, on May 5, 2026. The Registrant will not receive any proceeds from the sale of the Resale Shares by the Selling Shareholders named in the prospectus contained in this registration statement on Form F-1.